Hamilton Lane Private Assets Fund
Consolidated Schedule of Investments
June 30, 2021 (Unaudited)

Investments - 104.68%†	Interest rate	Maturity Date	Investment Type	Acquistion Date	Cost	Fair Value
Direct Investments - 48.25%^
Direct Credit - 14.31%
North America - 14.31%
Consumer Discretionary - 2.68%
LHS Borrower, LLC.[1,2] (Principal amount $5,380,880)	Cash 6.75% + LIBOR (1% Floor)[3]	9/30/2025	Senior Debt	9/30/2020	$5,272,894	$5,282,103	#

Containers and Packaging - .47%
Arctic Holdco, LLC.[1,2] (Principal amount $958,428)	Cash 6.00% + LIBOR (1% Floor)[3]	12/23/2026	Senior Debt	5/7/2021	934,139	933,364	#

Diversified Financials - 2.32%
AMLRS Holdings, Inc.[1,2] (Principal amount $4,657,186)	Cash 6.25% + LIBOR (1% Floor)[3]	9/21/2026	Senior Debt	9/21/2020	4,575,837	4,572,699	#

Electrical Equipment - 0.3%
Inventus Power, Inc.[1] (Principal amount $600,000)	Cash 7.50% + LIBOR (1% Floor)[3]	9/29/2024	Senior Debt	3/31/2021	588,881	588,881	#

Health Care - 0.33%
Teal Acquisition Co., Inc.[1,2] (Principal amount $647,154)	Cash 6.25% + LIBOR (1% Floor)[3]	9/22/2026	Senior Debt	9/21/2020	629,865	634,729	#

Information Technology - 3.48%
Everberg CIS Holdings, LLC.[1,2] (Principal amount $526,170)	Cash 9.78% + LIBOR (1% Floor)[3]	4/14/2026	Senior Debt	4/5/2021	526,170	528,682	#

GI Consilio Parent, LLC.[1]	Cash 7.50% + LIBOR (0.50% Floor)[3]	4/30/2029	Preferred Equity	5/20/2021	4,455,000	4,455,000	#

Redstone Holdco 2, L.P.[1] (Principal amount $1,906,667)	Cash 7.75% + LIBOR (0.75% Floor)[3]	4/27/2029	Senior Debt	5/20/2021	1,873,300	1,873,783	#

Total Information Technology						6,857,465

Insurance - 2.93%
Alliant Services, Inc.[1]	9.75%	12/8/2028	Preferred Equity	11/6/2020	5,922,564	5,769,562	#
Software and Services - 1.31%
PF Midco, Inc.[1]	Cash 9.75% + LIBOR (1% Floor)[3]	Perpetual	Preferred Equity	11/17/2020	1,275,312	1,274,650	#

Packers Software Intermediate Holdings, Inc.[1,2]	Cash 7.75% + LIBOR (1% Floor)[3]	11/12/2028	Preferred Equity	11/12/2020	1,278,929	1,300,529	#

Total Software and services						2,575,179

Telecommunications - 0.49%
MetroNet Systems Holdings, LLC.[1,2] (Principal amount $980,770)	Cash 7.00% + LIBOR (0.75% Floor)[3]	9/25/2027	Senior Debt	6/2/2021	946,304	966,204	#

Total Direct Credit						28,180,186

	Investment Type	Acquistion Date	Cost	Fair Value
Direct Equity - 33.94%
Asia - 2.23%
Health Care - 2.23%
Indigo, L.P.*[1,2,7]	Limited Partnership Interest	6/18/2021	4,400,000	4,400,000	#

North America - 19.1%
Consumer Discretionary - 6.89%
CL DAL Opportunities Feeder, L.P.*[1,2,7]	Limited Partnership Interest	9/16/2020	4,783,887	6,934,001
RC V RW Investor-B, LLC*[1,7]	Limited Partnership Interest	10/12/2020	6,000,966	6,629,032	#
Total Consumer Discretionary				13,563,033

Diversified Financials - 0.72%
AMLRS Equity Investors, L.P.*[1,7]	Limited Partnership Interest	9/21/2020	1,413,356	1,411,765	#
Health Care - 7.58%
NEA BH SPV II, L.P.*[1,7]	Limited Partnership Interest	9/2/2020	5,011,770	12,606,711	#
Teal Parent Holdings, L.P.*[1,7]	Limited Partnership Interest	9/21/2020	32,520	34,420	#
TVG-Hero Holdings II, L.P.*[1,2,7]	Limited Partnership Interest	10/8/2020	2,175,664	2,289,364	#
Total Health Care				14,930,495

Industrial Services - 3.28%
KAWP Holdings, L.P.*[1,7]	Limited Partnership Interest	12/14/2020	6,000,000	6,468,896	#
Information Technology - 0.27%
T-VIII Skopima Co-Invest, L.P.*[1,2,7]	Limited Partnership Interest	5/7/2021	526,015	525,000	#
Software and Services - 0.36%
Project Brewer*[1,7]	Limited Partnership Interest	11/12/2020	682,755	708,134	#
Total North America				37,607,323

United Kingdom - 12.61%
Health Care - 3.74%
Panacea Co-Investment, L.P.*[1,4,7]	Limited Partnership Interest	12/16/2020	6,167,427	7,363,229	#
Insurance - 3.64%
Chance Co-Investment, L.P.*[1,4,7]	Limited Partnership Interest	12/16/2020	6,566,015	7,167,033	#
Software and Services - 5.23%
Bowmark Investment Partnership - J, L.P.*[1,4,7]	Limited Partnership Interest	10/15/2020	2,583,473	2,894,893	#
TPG Vardos CI, L.P.*[1,2,7]	Limited Partnership Interest	9/7/2020	6,009,308	7,414,511	#
Total Software and Services				10,309,404
Total United Kingdom				24,839,666
Total Direct Equity				66,846,989

	Investment Type	Acquistion Date	Cost	Fair Value
Secondary Investments - 33.61%^
Secondary Direct Equity - 1.76%
North America - 1.76%
Growth Equity - 1.76%
Madison Bay - HL, L.P.*[1,2,7]	Limited Partnership Interest	9/4/2020	2,576,913	3,473,352	#
Total Secondary Direct Equity				3,473,352

Secondary Funds - 31.85%
Asia - 3.82%
Health Care - 3.82%
LC Healthcare Continued Fund, L.P.*[1,2,7]	Limited Partnership Interest	5/12/2021	6,680,837	7,523,681

Europe - 1.75%
Corporate Finance/Buyout - 1.75%
Waterland Strategic Opportunities Fund I, C.V.*[1,2,7]	Limited Partnership Interest	4/22/2021	3,359,086	3,438,700

North America - 26.28%
Corporate Finance/Buyout - 12.75%
Audax Private Equity Fund IV CF, L.P.*[1,2,7]	Limited Partnership Interest	12/14/2020	4,221,727	5,071,670
CLP Select Opportunities, L.P.*[1,2,7]	Limited Partnership Interest	12/9/2020	6,658,647	7,009,249
JZHL Secondary Fund L.P.*[1,2,5,7]	Limited Partnership Interest	12/1/2020	5,016,125	7,833,520
KPS Special Situations Fund IV, L.P.*[1,2,7]	Limited Partnership Interest	9/29/2020	2,560,170	3,511,435
Wind Point Partners VIII-B, L.P.*[1,2,7]	Limited Partnership Interest	3/31/2021	1,413,496	1,680,520
Total Corporate Finance/Buyout				25,106,394

Growth Equity - 13.53%
Everstone Capital Partners III, L.P.*[1,2,7]	Limited Partnership Interest	9/29/2020	3,412,379	6,250,001
L Catterton Growth IV L.P.*[1,2,7]	Limited Partnership Interest	3/30/2021	2,969,201	4,621,221
NewView Capital Special Opportunities Fund I, L.P.*[1,2,7]	Limited Partnership Interest	10/12/2020	10,227,153	13,063,580
Motive IC SAS-A L.P.*[1,7]	Limited Partnership Interest	6/28/2021	2,726,464	2,726,464
Total Growth Equity				26,661,266
Total North America				51,767,660
Total Secondary Funds				62,730,041

	Number of Contracts	Cost	Fair Value
Purchased Options - 0.03%
Put Options
INR Indian Rupee Option	2,000,000	83,000	$51,703
Exercise Price: 79.93 INR, Notional Amount: 159,860,000 INR, Expiration Date: 10/19/2022*

	Interest rate	Principal Value	Shares	Cost	Fair Value
Short Term Investments - 22.79%
Federated Treasury Obligations Fund – Institutional Class	0.01%[6]	N/A	39,000,761	39,000,761	39,000,761
UMB Money Market Fiduciary	0.01%[6]	5,895,000	N/A	5,895,000	5,895,000
Total Short Term Investments					44,895,761

Total Investments (Cost $177,433,311)					206,178,032
Liabilities in excess of other assets - (4.68%)					(9,222,232)
Total Net Assets - 100%					$196,955,800

INR - Indian Rupees

†	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Secondary Investments are portfolios of assets purchased on the secondary market.
^	Investments do not issue shares.
#	The Fair Value is estimated by management using significant unobservable inputs and as such may not necessarily reflect the current or expected future performance of such Direct Investment or Secondary Investment or the Fair Value of the Fund's interest in such Direct Investment or Secondary Investment. Furthermore, the Fair Value has not been calculated, reviewed, verified or in any way approved by such Direct Investment or Secondary Investment or its general partner, manager or sponsor (including any of its affiliates). Please see notes to financial statements for further details regarding the valuation policy of the Fund.
*	Investment is non-income producing.
[1]	Restricted security.
[2]	Investment has been committed to but has not been fully funded by the Fund.
[3]	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of June 30, 2021 was 0.10050%.
[4]	Foreign security denominated in U.S. Dollars.
[5]	This security is custodied with Cayman entity.
[6]	The rate is the annualized seven-day yield at period end.
[7]	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.

See accompanying notes to consolidated schedule of investments.